Long-Term Debt, Maturities of Debt Facilities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Principal Repayments [Abstract]
Year 1	$ 7,533
Year 2	7,533
Year 3	7,533
Year 4	26,783
Year 5	5,835
Total	$ 55,217